Annual Fund Operating Expenses - PeakShares RMR Prime Equity ETF	Nov. 25, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
PeakShares RMR Prime Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.62%	[1]
Acquired Fund Fees and Expenses	0.05%	[2]
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	1.05%

[1]	Estimated for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets.